AMOUNT DUE FROM RELATED PARTIES (Details Narrative) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	$ 64,296	$ 3,809
Amount due to related parties			$ 1,000